Annual Fund Operating Expenses - Allspring US Equity Funds - Classes A, C, R6, Administrator and Institutional	Sep. 30, 2025
Common Stock Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Common Stock Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	1.26%	[1]
Common Stock Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.84%	[1]
Common Stock Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.86%	[1]
Mid Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Mid Cap Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.51%
Expenses (as a percentage of Assets)	1.25%
Fee Waiver or Reimbursement	(0.07%)
Net Expenses (as a percentage of Assets)	1.18%	[2]
Mid Cap Growth Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	0.80%	[2]
Mid Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.85%	[2]
Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Opportunity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	1.17%	[3]
Opportunity Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.72%	[3]
Opportunity Fund | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.00%	[3]
Opportunity Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.75%	[3]
SMID Cap Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
SMID Cap Growth Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.21%	[4]
SMID Cap Growth Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.79%	[4]
SMID Cap Growth Fund | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.19%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.14%	[4]
SMID Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.89%	[4]
Special Mid Cap Value Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Special Mid Cap Value Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.12%	[5]
Special Mid Cap Value Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.87%	[5]
Special Mid Cap Value Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.70%	[5]
Special Mid Cap Value Fund | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.05%	[5]
Special Mid Cap Value Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.80%	[5]

[1]
2.	The Manager has contractually committed through January 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.25% for Class A, 0.83% for Class R6 and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[2]
2.	The Manager has contractually committed through January 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.18% for Class A, 0.80% for Class R6 and 0.85% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[3]
2.	The Manager has contractually committed through January 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.17% for Class A, 0.72% for Class R6, 1.00% for Administrator Class and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[4]
2.	The Manager has contractually committed through January 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.21% for Class A, 0.79% for Class R6, 1.14% for Administrator Class and 0.89% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[5]
2.	The Manager has contractually committed through January 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Class A, 1.90% for Class C, 0.73% for Class R6, 1.08% for Administrator Class and 0.83% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.